UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2001



                          PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 One Financial Center, Suite 1600       Boston              MA             02111
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-06766
                -----------

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2001.


Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:



List of Other Included Managers:    None
                                ------------

Number of Other Included Managers:   None
                                  -----------

Form 13F Information Table Entry Total:  90
                                       --------

Form 13F Information Table Value Total:   $721,892
                                       ----------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                                ITEM 2       ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                      TITLE                    MARKET   SHARES OF                  SHARED
NAME OF ISSUER                         OF          CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED NONE
                                      CLASS       NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications               Common     000886101         232     33700     X                              33700
Airtran Holdings                     Common     00949P108        2050    200000     X                             200000
Alaska Air Group Inc.                Common     011659109       13045    451400     X                             451400
Alliance Gaming Corp-NEW             Common     01859P609        5663    144100     X                             144100
Ameristar Casinos Inc.               Common     03070Q101        8159    480800     X                             480800
Ameritrade Holding Corporation   Class A Common 03072H109       13864   1909700     X                            1909700
Amtran Inc.                          Common     03234G106        7523    343500     X                             343500
Argosy Gaming Corporation            Common     040228108        8606    310000     X                             310000
Best Buy Company Inc                 Common     086516101       10995    173100     X                             173100
Boyd Gaming Corporation              Common     103304101         812    141200     X                             141200
CEC Entertainment Inc                Common     125137109        9870    200000     X                             200000
Casino Data Systems                  Common     147583108        1106    120000     X                             120000
Catalina Marketing Corporation       Common     148867104       13730    450000     X                             450000
Celgene Corporation                  Common     151020104        1443     50000     X                              50000
Cerner Corporation                   Common     156782104        6300    150000     X                             150000
Cheap Tickets Inc                    Common     162672109         633     50400     X                              50400
Crossman Communities Inc.            Common     22764E109        4445    112000     X                             112000
Dover Downs Entertainment            Common     260086103       10407    675800     X                             675800
Earthlink Network Inc.               Common     270321102         480     33100     X                              33100
Edgar Online Inc.                    Common     279765101        3514    965500     X                             965500
Echostar Communications          Class A Common 278762109       17254    550000     X                             550000
ELITE Information Group Inc. Co.     Common     28659M106        8115   1220300     X                            1220300
Employee Solutions Inc.              Common     292166105           1     70000     X                              70000
Etoys, Inc.                          Common     297862104           4    351900     X                             351900
Evercel Inc.                         Common     299759100          75     22400     X                              22400
Expedia Inc.                     Class A Common 302125109       27846    586600     X                             586600
4 Kids Entertainment Inc.            Common     350865101        4751    248100     X                             248100
Friedman Billings Ramsey Group   Class A Common 358433100        1351    193000     X                             193000
Fusion Medical Technologies Inc.     Common     361128101         720     97800     X                              97800
G & K Services Inc               Class A Common 361268105        2670    100000     X                             100000
Galileo International Inc.           Common     363547100        9750    300000     X                             300000
General Motors Corporation       Class H Common 370442832        9113    450000     X                             450000
Giga-Tronics Inc.                    Common     375175106         101     29400     X                              29400
Glenayre Technologies Inc.           Common     377899109          84     64800     X                              64800
Global Technovations Inc.            Common     37939M109         160    340500     X                             340500
GTECH Holdings Corporation           Common     400518106       15980    450000     X                             450000
Harrahs Entertainment Inc.           Common     413619107        1659     47000     X                              47000
Healthcare Recoveries Inc.           Common     42220K101        6665   1301700     X                            1301700
Hilton Hotels Corporation            Common     432848109        4060    350000     X                             350000
Hollywood Casino Corporation     Class A Common 436132203        8405   1070700     X                            1070700
Hollywood Entertainment Corp.        Common     436141105       46317   5718200     X                            5718200
Hotel Reservation Network Inc.   Class A Common 441451101       21111    453700     X                             453700
Hub Group Inc.                   Class A Common 443320106         226     17400     X                              17400
ICN Pharmaceuticals Inc.             Common     448924100        6344    200000     X                             200000
Imagyn Medical Technologies Inc.     Common     45244E100           2     78333     X                              78333
Internap Networks Services Corp      Common     45884A102          66     24600     X                              24600
Interwave Communications Intl Ltd    Common     010751900          82    111000     X                             111000
International Game Technology        Common     459902102        6903    110000     X                             110000
Jupiter Media Metrix Inc.            Common     48206U104         251    196000     X                             196000
Kana Software Inc.                   Common     483600102         175     85575     X                              85575
Kforce.Comm Inc.                     Common     493732101         367     60000     X                              60000
Lodgenet Entertainment Corporation   Common     540211109       26851   1617500     X                            1617500
Learn2.com Inc.                      Common     522002104           7     32500     X                              32500
Liberate Technologies                Common     530129105         493     45000     X                              45000
Mediacom Communications Corp.    Class A Common 58446K105        4995    280600     X                             280600
Mesaba Holdings Inc.                 Common     59066B102       18866   2124500     X                            2124500
Metro-Goldwyn-Mayer Inc.             Common     591610100        1133     50000     X                              50000
Mid Atlantic Medical Services, Inc.  Common     59523C107       14344    800000     X                             800000
Morton Industrial Group Inc.         Common     619328107         286    220000     X                             220000
MP3.com Inc.                         Common     62473M109        1487    306500     X                             306500
Navigant International Inc.          Common     63935R108         473     33800     X                              33800
OpenTV Corporation               Class A Common G6754310          948     67500     X                              67500
Pacific Health Systems Inc           Common     695112102       25076   1581100     X                            1581100
Peets Coffee & Tea Inc.              Common     705560100        1644    200000     X                             200000
Pegasus Communications Corp.     Class A Common 705904100       31014   1800000     X                            1800000
Pegasus Solutions Inc.               Common     705906105        3038    263000     X                             263000
Penn National Gaming Inc.            Common     707569109        6350    250000     X                             250000
Per-Se Technologies                  Common     713569309        8024    984500     X                             984500
Pharmacyclics Inc.                   Common     716933106         848     25000     X                              25000
Phoenix Healthcare Corporation       Common     719072100           7     91500     X                              91500
Physician Computer Network           Common     71940K109           1    251000     X                             251000
Pixar                                Common     725811103       11018    270050     X                             270050
Priceline.com                        Common     741503106       22717   2552476     X                            2552476
Puradyn Filter Technologies Inc.     Common     746091107         405    100000     X                             100000
QLT Incorporated                     Common     746927102        2267    115800     X                             115800
Radio One Inc.                   Class D Common 75040P405        9428    437500     X                             437500
Recoton Corporation                  Common     756268108        5298    305700     X                             305700
Resortquest International Inc.       Common     761183102       21735   1890000     X                            1890000
S1 Corporation                       Common     78463B101         728     56000     X                              56000
Sabre Group Holdings, Inc.           Common     785905100       65000   1300000     X                            1300000
Sapient Corporation                  Common     803062108        3370    344600     X                             344600
Sepracor Inc.                        Common     817315104        1883     47300     X                              47300
Spanish Broadcasting System Inc. Class A Common 846425882        6055    747500     X                             747500
Station Casinos Inc.                 Common     857689103       51262   3203900     X                            3203900
Travelocity.com Inc.                 Common     893953109       19866    634100     X                             634100
Triah Hospital Inc.                  Common     89579K109       12525    425000     X                             425000
US Oncology Inc.                     Common     90338W103        6656    783100     X                             783100
United Therapeutics Corporation      Common     91307C102        2003    150000     X                             150000
WABTEC Corporation                   Common     929740108        1440     96000     X                              96000
Young Broadcasting Inc.          Class A Common 987434107        8223    244000     X                             244000
Zixit Corporation                    Common     989748100         649     70900     X                              70900


         Total Long Equities                                  $721892

